CONCENTRATION OF RISKS (Tables)	12 Months Ended
Dec. 31, 2016
CONCENTRATION OF RISKS [Abstract]
Significance of Service Fees Received from Lottery Administration Centers
	For the years ended December 31,
	2014	2015	2016	2016
	RMB	RMB	RMB	US$

Lottery administration center A	260,096	48,277	-	-
Lottery administration center B	198,549	36,552	-	-
Lottery administration center C	121,628	11,245	-	-